(registered trademark)
CAPITAL
RESERVES
PORTFOLIOS


SEMIANNUAL REPORT
JANUARY 31, 1997
CAPR-SANN-0397
27873
CHECK PAGE NUMBERS !!!

CONTENTS


SCHEDULES OF INVESTMENTS & FINANCIAL STATEMENTS

 CAPITAL RESERVES PORTFOLIOS:

  MONEY MARKET PORTFOLIO                          3

  U.S. GOVERNMENT PORTFOLIO                       12

  MUNICIPAL MONEY MARKET PORTFOLIO                17

NOTES TO THE FINANCIAL STATEMENTS                 28

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
FUND GOALS:
MONEY MARKET PORTFOLIO AND U.S. GOVERNMENT PORTFOLIO EACH SEEK TO OBTAIN AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY BY INVESTING IN HIGH-QUALITY, SHORT-TERM MONEY MARKET SECURITIES. MONEY MARKET PORTFOLIO INVESTS IN HIGH-QUALITY U.S. DOLLAR DENOMINATED SECURITIES OF DOMESTIC AND FOREIGN ISSUERS. U.S. GOVERNMENT PORTFOLIO INVESTS ONLY IN OBLIGATIONS ISSUED OR GUARANTEED AS TO PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT.
MUNICIPAL MONEY MARKET PORTFOLIO SEEKS TO OBTAIN AS HIGH A LEVEL OF CURRENT INCOME, EXEMPT FROM FEDERAL INCOME TAXES, AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY BY INVESTING IN HIGH-QUALITY, SHORT-TERM MUNICIPAL SECURITIES.

INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT
THE FUNDS WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR NATIONAL FINANCIAL SERVICES CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL THE APPROPRIATE NUMBER LISTED BELOW. READ
THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
 RETIREMENT PLAN LEVEL ACCOUNTS
  CORPORATE CLIENTS  1-800-962-1375
  "NOT FOR PROFIT" CLIENTS 1-800-343-0860
 FINANCIAL AND OTHER INSTITUTIONS
  NATIONWIDE  1-800-843-3001
CAPITAL RESERVES: MONEY MARKET PORTFOLIO
INVESTMENTS JANUARY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


BANKERS' ACCEPTANCES - 0.4%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
DOMESTIC BANKERS' ACCEPTANCES
Chase Manhattan Bank
3/6/97 5.46% $ 6,002,696 $ 5,972,983
CERTIFICATES OF DEPOSIT - 34.3%
DOMESTIC CERTIFICATES OF DEPOSIT - 2.9%
Bankers Trust Company
2/27/97 5.50  5,000,000  4,999,363
Chase Manhattan Bank (USA)
3/10/97 5.77  10,000,000  10,000,000
7/28/97 5.55  5,000,000  5,000,000
CoreStates Capital Corp.
2/10/97 5.46 (a)  10,000,000  9,997,436
Mellon Bank, N.A.
3/4/97 5.82  5,000,000  5,000,000
Morgan Guaranty Trust, NY
8/12/97 5.78  4,000,000  3,998,805
8/12/97 5.80  5,000,000  4,998,166
   43,993,770
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 1.5%
ABN-AMRO Bank
3/10/97 5.40  15,000,000  15,000,000
3/18/97 5.80  3,000,000  2,998,464
12/23/97 5.70  4,000,000  3,998,290
   21,996,754
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 20.4%
Bank of Tokyo - Mitsubishi Ltd.
2/24/97 5.45  3,000,000  3,000,000
3/3/97 5.50  9,000,000  9,000,000
3/20/97 5.50  2,000,000  2,000,296
5/5/97 5.60  4,000,000  4,000,000
Banque Nationale de Paris
2/26/97 5.40  2,000,000  1,999,940
Bayerische Hypotheken-und Weschel
4/7/97 5.40  8,000,000  8,000,000
Bayerische Landesbank Girozentrale
4/22/97 5.58 (a)  8,000,000  8,000,000
Bayerische Vereinsbank A.G.
2/3/97 5.57  25,000,000  25,000,000
Caisse Nationale de Credit Agricole
2/18/97 5.41  8,000,000  8,000,000
6/16/97 5.50  5,000,000  5,000,000
Den Danske Bank A/S
7/28/97 5.52  5,000,000  5,001,175

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Landesbank Hessen - Thuringen
9/5/97 6.20% $ 15,000,000 $ 15,000,847
9/11/97 6.11  16,000,000  15,998,142
National Bank of Canada
2/24/97 5.40  5,000,000  5,000,000
National Westminster Bank, PLC
2/18/97 5.42  5,000,000  5,000,000
3/10/97 5.43  15,000,000  15,000,000
5/1/97 5.42  3,000,000  3,000,121
Norddeutsche Landesbank
2/28/97 5.55  25,000,000  25,002,861
Rabobank Nederland, N.V.
3/19/97 5.46  1,000,000  999,984
Royal Bank of Canada
8/13/97 5.80  5,000,000  4,998,157
Sanwa Bank, Ltd.
2/28/97 5.50  3,000,000  3,000,011
3/27/97 5.71  2,000,000  2,000,000
Societe Generale, France
3/28/97 5.44  1,000,000  999,962
5/22/97 5.53  8,000,000  8,000,782
6/10/97 5.53  5,000,000  5,006,116
7/28/97 5.55  18,000,000  18,000,000
Sumitomo Bank, Ltd.
2/18/97 5.49  1,000,000  1,000,003
2/18/97 5.50  5,000,000  5,000,000
3/6/97 5.57  3,000,000  3,000,000
4/3/97 5.60  2,000,000  2,000,000
Swiss Bank Corp.
2/3/97 5.33  4,000,000  4,000,003
2/10/97 5.35  5,000,000  5,000,000
4/21/9 5.41  13,000,000  13,000,000
4/23/97 5.41  12,000,000  12,000,000
5/19/97 5.40  25,000,000  25,000,000
7/22/97 5.53  13,000,000  13,000,000
Westdeutsche Landesbank
2/5/97 5.40  5,000,000  5,000,000
3/10/97 5.40  3,000,000  3,000,000
4/9/97 5.45  4,000,000  4,000,000
4/21/97 5.50  3,000,000  3,000,000
   304,008,400
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 9.5%
ABN-AMRO Bank
3/27/97 5.60  35,000,000  35,000,511
Abbey National, Treasury Services
2/14/97 5.40  3,000,000  2,999,961
2/18/97 5.42  4,000,000  4,000,000
CERTIFICATES OF DEPOSITS - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - CONTINUED
Abbey National, Treasury Services - continued
2/28/97 5.40% $ 2,000,000 $ 1,999,906
3/17/97 5.43  20,000,000  20,000,000
4/16/97 5.50  5,000,000  4,999,478
6/10/97 5.51  10,000,000  10,011,784
Banco Bilbao Vizcaya, S.A.
3/6/97 5.40  4,000,000  3,999,908
Bank of Nova Scotia
3/6/97 5.40  10,000,000  10,000,000
Bank of Tokyo - Mitsubishi Ltd.
2/18/97 5.46  3,000,000  2,999,995
2/25/97 5.46  3,000,000  3,000,000
3/3/97 5.48  4,000,000  4,000,033
Banque Nationale de Paris
2/13/97 5.56  5,500,000  5,500,032
3/21/97 5.45  2,000,000  2,000,605
Bayerische Hypotheken-und Weschel
3/10/97 5.80  4,000,000  4,000,000
Bayerische Landesbank Girozentrale
7/7/97 5.56  6,000,000  5,998,662
Bayerische Vereinsbank A.G.
3/11/97 5.42  7,000,000  7,000,073
Canadian Imperial Bank of Commerce
3/19/97 5.45  2,000,000  2,000,000
Sumitomo Bank, Ltd.
2/21/97 5.49  2,000,000  2,000,011
Westdeutsche Landesbank
4/7/97 5.40  5,000,000  5,000,089
Westpac Banking Corp.
3/24/97 5.52  5,000,000  5,001,403
   141,512,451
TOTAL CERTIFICATES OF DEPOSIT    511,511,375
COMMERCIAL PAPER - 49.6%
ABN-AMRO North America Finance, Inc.
2/28/97 5.68  12,800,000  12,746,912
A.H. Robins Company, Inc.
2/27/97 5.40  1,000,000  996,151
AVCO Financial Services
2/10/97 5.39  10,000,000  9,986,725
Abbey National, North America
3/10/97 5.76  4,000,000  3,976,978
American Express Credit Corp.
3/19/97 5.37  50,000,000  49,662,666

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
American Home Products
2/5/97 5.38% $ 2,108,000 $ 2,106,744
2/24/97 5.40  5,000,000  4,982,990
Asset Securitization Coop. Corp.
2/18/97 5.43  5,000,000  4,987,321
2/18/97 5.44  3,000,000  2,992,365
2/25/97 5.56  25,000,000  24,908,333
2/26/97 5.44  1,000,000  996,264
Associates Corp. of North America
3/5/97 5.40  25,000,000  24,881,555
4/2/97 5.50  10,000,000  9,909,750
BHF Finance (Delaware), Inc.
2/19/97 5.50  4,000,000  3,989,100
BP America, Inc.
2/13/97 5.32  2,000,000  1,996,467
Bank of Nova Scotia
3/17/97 5.40  5,000,000  4,967,489
Bayerische Vereinsbank A.G.
2/18/97 5.42  5,000,000  4,987,439
Bear Stearns Cos., Inc.
2/14/97 5.41  3,000,000  2,994,204
2/26/97 5.38  4,000,000  3,985,264
Beneficial Corp.
3/17/97 5.48  5,000,000  4,966,939
CIESCO, L.P.
2/20/97 5.33  10,000,000  9,972,028
CIT Group Holdings, Inc.
3/17/97 5.48  10,000,000  9,933,878
Caisse d'Amortissement de la Dette Sociale
2/24/97 5.42  15,000,000  14,949,016
2/24/97 5.43  5,000,000  4,982,973
2/28/97 5.75  11,000,000  10,953,800
6/3/97 6.01  10,000,000  9,805,139
Caisse des Depots et Consignations
2/19/97 5.41  2,000,000  1,994,680
Chase Manhattan Corp.
4/15/97 5.48  10,000,000  9,890,500
Cheltenham & Gloucester PLC
2/28/97 5.41  10,000,000  9,960,100
3/11/97 5.47  5,000,000  4,971,764
Chrysler Financial Corporation
2/24/97 5.60  5,000,000  4,982,303
3/11/97 5.48  3,000,000  2,982,773
3/12/97 5.49  2,000,000  1,988,191
Citibank Credit Card Master Trust I (Dakota Certificate Program)
2/6/97 5.41  1,000,000  999,258
2/13/97 5.40  7,000,000  6,987,540
COMMERCIAL PAPER  - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Citibank Credit Card Master Trust I
(Dakota Certificate Program) - continued
2/20/97 5.38% $ 3,000,000 $ 2,991,529
2/20/97 5.42  2,000,000  1,994,364
2/21/97 5.40  5,050,000  5,035,047
Commercial Credit Corp.
2/26/97 5.52  5,000,000  4,981,007
CoreStates Capital Corp.
2/10/97 5.43(a)  5,000,000  5,000,000
Den Danske Corp., Inc.
2/18/97 5.45  10,000,000  9,974,524
4/15/97 5.43  3,000,000  2,967,454
Eiger Capital Corp.
3/19/97 5.40  25,000,000  24,829,097
Electronic Data Systems
2/14/97 5.58  5,000,000  4,990,015
Enterprise Funding Corp.
2/19/97 5.43  2,000,000  1,994,630
2/20/97 5.49  5,000,000  4,985,671
2/24/97 5.46  2,000,000  1,993,100
Fina Oil and Chemical Company
2/24/97 5.56  10,000,000  9,964,861
Ford Motor Credit Corp.
3/11/97 5.38  25,000,000  24,860,139
3/17/97 5.66  10,000,000  9,932,778
GTE Corp.
2/3/97 5.37  3,000,000  2,999,107
2/13/97 5.40  4,000,000  3,992,840
Generale Bank
4/10/97 5.44  6,000,000  5,939,707
6/19/97 5.53  10,000,000  9,793,767
7/30/97 5.53  5,000,000  4,866,247
General Electric Capital Corp.
2/19/97 5.42  15,000,000  14,960,100
3/6/97 5.53  3,000,000  2,984,957
3/12/97 5.76  7,000,000  6,957,533
3/18/97 5.39  15,000,000  14,900,813
5/28/97 5.44  15,000,000  14,743,833
7/28/97 5.52  12,000,000  11,683,170
General Electric Co.
3/3/97 5.37  3,000,000  2,986,750
General Motors Acceptance Corp.
2/20/97 5.70  3,000,000  2,991,220
2/24/97 5.71  3,000,000  2,989,362
2/25/97 5.71  5,000,000  4,981,500
3/3/97 5.45  10,000,000  9,955,250
3/31/97 5.70  5,000,000  4,955,372
4/14/97 5.63  5,000,000  4,945,250
4/15/97 5.63  3,000,000  2,966,694
5/7/97 5.51  7,000,000  6,900,989

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
6/23/97 5.62% $ 10,000,000 $ 9,784,436
6/25/97 5.62  5,000,000  4,890,600
Glaxo Wellcome, PLC
2/5/97 5.37  1,683,000  1,682,000
Goldman Sachs Group, L.P. (The)
4/29/97 5.50  10,000,000  9,870,709
5/12/97 5.45  8,000,000  7,882,222
Halifax Building Society
3/13/97 5.40  5,000,000  4,970,556
Household Finance Corp.
2/19/97 5.38  6,000,000  5,984,070
IBM Credit Corp.
3/3/97 5.39  2,000,000  1,991,167
3/12/97 5.38  3,000,000  2,982,775
J.C. Penney Funding Corp.
2/10/97 5.50  1,000,000  998,637
2/13/97 5.50  1,000,000  998,183
MCI Communications Corp.
2/20/97 5.34  10,000,000  9,971,922
Matterhorn Capital Corp.
2/18/97 5.40  3,363,000  3,354,472
Merrill Lynch & Co., Inc.
3/11/97 5.76  3,000,000  2,982,267
3/12/97 5.68  2,000,000  1,988,029
5/15/97 5.44  10,000,000  9,848,361
7/28/97 5.54  10,000,000  9,734,992
Morgan Stanley Group, Inc.
2/4/97 5.40  3,000,000  2,998,670
2/10/97 5.40  3,000,000  2,996,010
2/10/97 5.40  5,000,000  4,993,350
National Australia Funding, Inc.
3/13/97 5.60  5,000,000  4,969,888
Nationwide Building Society
2/25/97 5.45  1,000,000  996,433
2/27/97 5.35  4,300,000  4,283,478
3/6/97 5.40  10,000,000  9,951,188
New Center Asset Trust
2/19/97 5.63  3,000,000  2,991,780
3/17/97 5.39  4,000,000  3,974,089
Norwest Financial
3/12/97 5.39  5,000,000  4,971,292
PG & E
2/19/97 5.36  2,500,000  2,493,338
PHH Corp.
2/6/97 5.43  1,000,000  999,255
2/7/97 5.43  1,000,000  999,104
2/14/97 5.51  5,000,000  4,990,160
2/20/97 5.37  2,990,000  2,981,557
Preferred Receivables Funding Corp.
2/7/97 5.37  4,000,000  3,996,433
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Preferred Receivables Funding Corp. - continued
2/20/97 5.67% $ 2,100,000 $ 2,093,771
2/25/97 5.53  3,000,000  2,989,060
Sears Roebuck Acceptance Corp.
3/14/97 5.44  15,000,000  14,908,007
Southern Company Group
3/12/97 5.40  2,000,000  1,988,409
4/7/97 5.44  3,000,000  2,970,913
Textron, Inc.
2/10/97 5.53  2,000,000  1,997,250
2/12/97 5.50  2,000,000  1,996,658
3/4/97 5.50  1,000,000  995,290
Unifunding, Inc.
2/7/97 5.73  3,500,000  3,496,674
3/6/97 5.41  4,000,000  3,980,347
4/28/97 5.43  3,000,000  2,961,658
Westpac Capital Corp.
3/13/97 5.70  10,000,000  9,938,444
TOTAL COMMERCIAL PAPER   740,182,180
FEDERAL AGENCIES - 4.7%
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 0.3%
3/4/97 5.40  5,000,000  4,996,351
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 4.4%
2/3/97 5.42  25,000,000  24,986,863
3/9/97 5.40  30,000,000  29,977,761
3/13/97 5.43  10,000,000  9,993,434
   64,958,058
TOTAL FEDERAL AGENCIES   69,954,409
BANK NOTES - 3.3%
CoreStates Capital Corp.
2/28/97 5.41 (a)  25,000,000  25,000,000
First National Bank of Boston
3/6/97 5.44  13,000,000  13,000,000
First of America Bank - Michigan
6/4/97 5.44  5,000,000  4,999,321

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Key Bank of New York
2/3/97 5.21%(a) $ 6,000,000 $ 5,997,986
TOTAL BANK NOTES    48,997,307
MASTER NOTES (A) - 2.1%
Goldman Sachs Group, L.P. (The) (c)
2/8/97 5.50  7,000,000  7,000,000
J.P. Morgan Securities
2/7/97 5.49  10,000,000  10,000,000
Norwest Corp.
2/1/97 5.46  7,000,000  7,000,000
2/3/97 5.44  7,000,000  7,000,000
TOTAL MASTER NOTES    31,000,000
MEDIUM-TERM NOTES (A) - 1.5%
General Motors Acceptance Corp.
2/1/97 5.50  6,000,000  6,000,000
2/13/97 5.41  3,000,000  2,999,934
Merrill Lynch & Co., Inc.
2/18/97 5.45  5,000,000  4,999,465
Norwest Corp.
4/22/97 5.55  8,000,000  8,000,000
TOTAL MEDIUM-TERM NOTES    21,999,399
SHORT-TERM NOTES (A)(B) - 1.7%
Liquid Asset Backed Securities Trust (1996 - 2)
2/3/97 5.53  8,000,000  8,000,000
SMM Trust (1996-I)
2/28/97 5.49  10,000,000  10,000,000
SMM Trust (1996-P)
2/18/97 5.51  7,500,000  7,500,000
TOTAL SHORT-TERM NOTES    25,500,000
TIME DEPOSITS - 0.6%
Sumitomo Bank, Ltd.
2/24/97 5.50  10,000,000  10,000,000
REPURCHASE AGREEMENTS - 1.8%
   MATURITY VALUE
   AMOUNT (NOTE 1)
In a joint trading account
 (U.S. Treasury Obligations)
  dated 1/31/97 due 2/3/97:
   At 5.55%  $ 9,189,249 $ 9,185,000
   At 5.57%   17,119,949  17,112,000
TOTAL REPURCHASE AGREEMENTS    26,297,000
TOTAL INVESTMENTS - 100%  $  1,491,414,653
Total Cost for Income Tax Purposes  $  1,491,414,653
LEGEND
(1.) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(2.) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $25,500,000 or 1.7% of net assets.
(3.) Restricted security; subject to resale restrictions.
INCOME TAX INFORMATION
At July 31, 1996, the fund had a capital loss carryforward of approximately $79,000 which will expire on July 31, 2002.
CAPITAL RESERVES: MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase agreements of $26,297,000) -                   $ 1,491,414,653
See accompanying schedule

Interest receivable                                                                                      8,836,047

 TOTAL ASSETS                                                                                            1,500,250,700

LIABILITIES

Payable for investments purchased                                                        $ 13,000,000

Share transactions in process                                                             3,632,097

Distributions payable                                                                     235,224

Accrued management fee                                                                    478,325

Other payables and accrued expenses                                                       782,639

 TOTAL LIABILITIES                                                                                       18,128,285

NET ASSETS                                                                                              $ 1,482,122,415

Net Assets consist of:

Paid in capital                                                                                         $ 1,482,132,801

Accumulated net realized gain (loss) on investments                                                      (10,386)

NET ASSETS, for 1,482,132,801 shares outstanding                                                        $ 1,482,122,415

NET ASSET VALUE, offering price and redemption price per share                                           $1.00
($1,482,122,415 (divided by) 1,482,132,801 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)

INTEREST INCOME                                                        $ 37,374,101

EXPENSES

Management fee                                          $ 3,366,139

Transfer agent fees                                      1,708,778

Distribution fees                                        2,352,220

Accounting fees and expenses                             75,442

Non-interested trustees' compensation                    2,284

Custodian fees and expenses                              18,105

Registration fees                                        141,740

Audit                                                    5,655

Legal                                                    4,837

Miscellaneous                                            4,542

 Total expenses before reductions                        7,679,742

 Expense reductions                                      (1,015,168)    6,664,574

NET INTEREST INCOME                                                     30,709,527

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                 55,978

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 30,765,505


STATEMENT OF CHANGES IN NET ASSETS

                                                                                       SIX MONTHS ENDED    YEAR ENDED
                                                                                       JANUARY 31,1997     JULY 31,
                                                                                       (UNAUDITED)         1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                                             $ 30,709,527        $ 51,509,103
Net interest income

 Net realized gain (loss)                                                               55,978              52,325

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        30,765,505          51,561,428

Distributions to shareholders from net interest income                                  (30,709,527)        (51,509,103)

Share transactions at net asset value of $1.00 per share                                3,830,161,525       6,814,075,501
Proceeds from sales of shares

 Reinvestment of distributions from net interest income                                 29,498,121          49,162,495

 Cost of shares redeemed                                                                (3,608,140,564)     (6,608,717,752)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS     251,519,082         254,520,244

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                               251,575,060         254,572,569

NET ASSETS

 Beginning of period                                                                    1,230,547,355       975,974,786

 End of period                                                                         $ 1,482,122,415     $ 1,230,547,355



FINANCIAL HIGHLIGHTS

                                           SIX MONTHS       YEARS ENDED JULY 31,
                                           ENDED JANUARY
                                           31, 1997

                                           (UNAUDITED)      1996                   1995        1994        1993        1992

SELECTED PER-SHARE DATA

Net asset value, beginning of period       $ 1.000          $ 1.000                $ 1.000     $ 1.000     $ 1.000     $ 1.000

Income from Investment Operations           .023             .047                   .048        .027        .025        .041
Net interest income

Less Distributions

 From net interest income                   (.023)           (.047)                 (.048)      (.027)      (.025)      (.041)

Net asset value, end of period             $ 1.000          $ 1.000                $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN B                              2.32%            4.80%                  4.86%       2.72%       2.57%       4.13%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)    $ 1,482,122      $ 1,230,547            $ 975,975   $ 680,149   $ 601,498   $ 354,189

Ratio of expenses to average net assets     .99% A,          .99%                   .99%        .98%        .95%        .82%
                                           C                C                      C           C           C           C

Ratio of net interest income to average     4.56% A          4.69%                  4.80%       2.70%       2.52%       3.81%
net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
CAPITAL RESERVES: U.S. GOVERNMENT PORTFOLIO
INVESTMENTS JANUARY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


U.S. TREASURY OBLIGATIONS - 21.8%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY BILLS - 8.4%
7/24/97 5.73% $ 11,000,000 $ 10,713,493
8/21/97 5.63  1,000,000  970,241
8/21/97 5.66  1,000,000  970,129
8/21/97 5.67  4,000,000  3,880,284
9/18/97 5.68  1,000,000  965,777
9/18/97 5.70  3,000,000  2,897,141
9/18/97 5.71  2,000,000  1,931,268
   22,328,333
U.S. TREASURY NOTES - 13.4%
5/15/97 5.27  10,000,000  10,033,058
4/30/97 5.30  10,500,000  10,529,190
5/31/97 5.28  3,000,000  3,006,715
5/31/97 5.29  10,000,000  10,021,846
6/30/97 5.30  1,000,000  1,001,150
11/30/97 5.50  1,000,000  997,908
   35,589,867
TOTAL U.S. TREASURY OBLIGATIONS     57,918,200
REPURCHASE AGREEMENTS - 78.2%
 MATURITY VALUE
 AMOUNT (NOTE 1)
In a joint trading account
 (U.S. Treasury Obligations)
  dated 1/31/97 due 2/3/97:
  (Notes 2 and 3)
   At 5.55%  $ 178,082,338 $ 178,000,000
   At 5.57%   30,294,057  30,280,000
TOTAL REPURCHASE AGREEMENTS   208,280,000
TOTAL INVESTMENTS - 100%  $ 266,198,200
Total Cost for Income Tax Purposes   $ 266,198,200
INCOME TAX INFORMATION
At July 31, 1996, the fund had a capital loss carryforward of approximately $53,000 of which $3,000, $35,000 and $15,000 will expire on July 31, 2001,
2002, and 2003, respectively.
CAPITAL RESERVES: U.S. GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase agreements of $208,280,000) -                  $ 266,198,200
See accompanying schedule

Cash                                                                                                     5,826,947

Interest receivable                                                                                      499,619

 TOTAL ASSETS                                                                                            272,524,766

LIABILITIES

Reverse repurchase payable                                                                $ 5,827,793

Distributions payable                                                                      47,854

Accrued management fee                                                                     99,722

Other payables and accrued expenses                                                        133,074

 TOTAL LIABILITIES                                                                                       6,108,443

NET ASSETS                                                                                              $ 266,416,323

Net Assets consist of:

Paid in capital                                                                                         $ 266,463,583

Accumulated net realized gain (loss) on investments                                                      (47,260)

NET ASSETS, for 266,463,583 shares outstanding                                                          $ 266,416,323

NET ASSET VALUE, offering price and redemption price per share                                           $1.00
($266,416,323 (divided by) 266,463,583 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)

INTEREST INCOME                                                      $ 6,295,887

EXPENSES

Management fee                                          $ 581,740

Transfer agent fees                                      247,025

Distribution fees                                        407,218

Accounting fees and expenses                             20,924

Custodian fees and expenses                              1,430

Registration fees                                        105,870

Audit                                                    5,773

Legal                                                    927

Miscellaneous                                            392

 Total expenses before reductions                        1,371,299

 Expense reductions                                      (219,472)    1,151,827

NET INTEREST INCOME                                                   5,144,060

NET REALIZED GAIN (LOSS) ON INVESTMENTS                               4,085


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 5,148,145


STATEMENT OF CHANGES IN NET ASSETS

                                                                                       SIX MONTHS ENDED    YEAR ENDED
                                                                                       JANUARY 31, 1997    JULY 31,
                                                                                       (UNAUDITED)         1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                                             $ 5,144,060         $ 9,545,911
Net interest income

 Net realized gain (loss)                                                               4,085               2,207

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        5,148,145           9,548,118

Distributions to shareholders from net interest income                                  (5,144,060)         (9,545,911)

Share transactions at net asset value of $1.00 per share                                744,289,653         1,626,194,942
Proceeds from sales of shares

 Reinvestment of distributions from net interest income                                 4,823,956           8,864,200

 Cost of shares redeemed                                                                (683,205,022)       (1,636,522,705)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS     65,908,587          (1,463,563)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                               65,912,672          (1,461,356)

NET ASSETS

 Beginning of period                                                                    200,503,651         201,965,007

 End of period                                                                         $ 266,416,323       $ 200,503,651



FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED    YEARS ENDED JULY 31,

      JANUARY 31, 1997


                                           (UNAUDITED)   1996        1995        1994        1993        1992

SELECTED PER-SHARE DATA

Net asset value, beginning of period       $ 1.000       $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000

Income from Investment Operations           .022          .046        .045        .025        .024        .041
Net interest income

Less Distributions

 From net interest income                   (.022)        (.046)      (.045)      (.025)      (.024)      (.041)

Net asset value, end of period             $ 1.000       $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN  B                             2.24%         4.70%       4.64%       2.52%       2.40%       4.15%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)    $ 266,416     $ 200,504   $ 201,965   $ 306,261   $ 264,483   $ 308,542

Ratio of expenses to average net assets     .99% A,       .99%        .99%        .98%        .95%        .65%
                                           C             C           C           C           C           C

Ratio of net interest income to average     4.42% A       4.62%       4.41%       2.50%       2.39%       3.82%
net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS) .
CAPITAL RESERVES: MUNICIPAL MONEY MARKET PORTFOLIO

INVESTMENTS JANUARY 31, 1997 (UNAUDITED)
Showing Percentage of Total Value of Investments in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ALABAMA - 1.7%
Phenix City Envir. Impt. Rev. Bonds (Mead Coated Board Proj.) Series 1988, 3.50%, tender 2/7/97, LOC ABN-AMRO Bank (b) $ 1,000,000 $ 1,000,000
Roanoke Ind. Dev. Board Ind. Dev. Rev. (Wehadkee/Rock Mills Proj.) Series 1992, 3.70%,
LOC SunTrust Bank, VRDN (b)   1,100,000  1,100,000
Talladega Ind. Dev. Rev. (Wehadkee Yarn Mills Proj.) Series 1990, 3.70%,
LOC SunTrust Bank, Atlanta, VRDN (b)   400,000  400,000
   2,500,000
ARIZONA - 5.6%
Arizona Ed. Loan Mktg. Corp. Series 1991 A, 3.65%, LOC Dresdner Bank, A.G., Germany
VRDN (b)   900,000  900,000
Coconino County Poll. Cont. Corp. Poll. Cont. Rev. (Arizona Pub. Svc. Co. Navajo Proj.)
Series 1994 A, 3.75%, LOC Bank of America NT & SA, VRDN (b)   200,000
200,000
Maricopa County Poll. Cont. Rev. Bonds (Southern California Edison Co.)
Series 1985 E, 3.50%, tender 4/7/97   1,000,000  1,000,000
Phoenix Civic Corp. Arpt. Impt. Series 1995, 3.65%,
LOC Landesbank Hessen-Thuringen, VRDN (b)   1,000,000  1,000,000
Pima County Ind. Dev. Auth. (Tucson Elec. Pwr. Co. Proj.) Series 1990 A,
3.60%,
LOC Bankers Trust Company, VRDN (b)   900,000  900,000
Pima County School Dist. #1 Participating VRDN, Series 1996 D, 3.75% (FGIC Insured)
(Liquidity Facility Norwest Bank NA, Minnesota) (c)   1,000,000  1,000,000
Pinal County Ind. Dev. Auth. Ind. Dev. Rev. (Sunbelt Refining Co. LP Proj.) Series 1988, 3.65%,
LOC Bankers Trust Company, VRDN (b)   3,400,000  3,400,000
   8,400,000
ARKANSAS - 1.7%
Clark County Solid Waste Disp. Rev. (Reynolds Metals Co. Proj.) 3.60%,
LOC SunTrust Bank Atlanta, VRDN (b)   2,500,000  2,500,000
CALIFORNIA - 3.5%
California Gen. Oblig. RAN Series 1996-97, 4.50% 6/30/97   2,300,000
2,305,267
Los Angeles Commty. College Dist. TRAN Series 1996-97, 4.50% 7/1/97 1,000,000 1,001,973
Los Angeles County TRAN Series 1996-97, 4.50% 6/30/97   1,000,000
1,003,052
Ventura County TRAN Series 1996, 4.75% 7/2/97   1,000,000  1,002,931
   5,313,223
COLORADO - 1.3%
Fort Collins County Ind. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 3.70%,
LOC Bank One, Milwaukee, VRDN (b)   1,350,000  1,350,000
Larimer County (Ultimate Support Sys.) Series 1995 B, 3.80%,
LOC Bank One, Colorado, NA, VRDN (b)   575,000  575,000
   1,925,000
DELAWARE - 0.7%
Delaware Econ. Dev. Auth. (Waste Recovery Proj.) Series 1996 B, 3.60%,
LOC Canadian Imperial Bank of Commerce, VRDN (b)   1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
DISTRICT OF COLUMBIA - 0.3%
Metro. Washington Arpt. Port. Auth. Rev. Bonds, 3.60%, tender 3/26/97,
LOC NationsBank, NA (b)  $ 500,000 $ 500,000
FLORIDA - 5.0%
Dade County Hsg. Fin. Corp. Participating VRDN, Series 1991 A, 3.79%
(Liquidity Facility Bank One, Colorado) (b)(c)   775,000  775,000
Dade County Multi-Family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993,
3.80%
(Commonwealth Life Insurance Co. Guaranteed) VRDN (b)   1,475,000
1,475,000
Florida Local Gov't. Fin. Commission Series A, 3.65% 2/26/97, LOC First
Union Nat'l. Bank, CP   500,000  500,000
Jacksonville Health Fac. Auth. Participating VRDN,
 Series 1996 M, 3.60% (Liquidity Facility Caisse des Depots et
Cosignations) (c)   1,000,000  1,000,000
Okeechobee County Solid Waste Rev. (Chambers Waste Sys.) Series 1992,
3.85%,
 LOC Morgan Guaranty Trust NY, VRDN (b)   800,000  800,000
Sunshine State Governmental Fing. Commission:
 Bonds Series 1986, 3.55%, tender 3/7/97   1,000,000  1,000,000
 Series 1994, 3.60% 2/19/97, CP   2,000,000  2,000,000
   7,550,000
GEORGIA - 2.3%
Brunswick & Glynn County Dev. Auth. (Georgia Pacific Corp. Proj.) Series 1996, 3.70%,
LOC Commerzbank, Germany, VRDN (b)   1,000,000  1,000,000
Dekalb County Hsg. Auth. Multi-Family Hsg. Rev. (Bryton Hill Apts. Proj.) Series 1996, 3.65%,
LOC PNC Bank, Kentucky, VRDN (b)   1,000,000  1,000,000
Georgia Muni. Elec. Auth. Bonds:
 (Gen. Resolution Projs.) Series 1987 A, 3.55%, tender 3/10/97   400,000
400,000
 (Proj. One) Series 1994 E, 3.60%, tender 3/10/97, LOC ABN-AMRO Bank 1,000,000 1,000,000
Pierce County Ind. Dev. & Bldg. Auth. Rev. (American Egg Prods. Inc. Proj.) Series 1989,
3.70%, LOC SunTrust Bank, Atlanta, VRDN (b)   145,000  145,000
   3,545,000
IDAHO - 1.7%
Idaho TAN Series 1996, 4.50% 6/30/97   2,500,000  2,505,890
ILLINOIS - 4.4%
Chicago O' Hare Int'l. Arpt. Rev., Series 1988 A, 3.60%,
LOC Bayerische Landesbank Girozentrale, VRDN (b)   3,300,000  3,300,000
Chicago School Reform Participating VRDN, Series 96-BB, 3.68%
(Liquidity Facility Bank of America NT & SA) (c)   1,000,000  1,000,000
Illinois Dev. Fin. Auth. (Kindlon Partners Proj.) 3.75%, LOC LaSalle
National Bank, VRDN (b)   900,000  900,000
Illinois Hsg. Dev. Auth. Multi-Family Hsg. Rev. (Williamsburg Apt. Proj.) Series 1991, 3.60%,
LOC Landesbank Hessen-Thuringen, VRDN   400,000  400,000
Illinois Regional Trans. Auth. Participating VRDN, Series SG-19, 3.65%
(Liquidity Facility Societe Generale, France) (b)   1,000,000  1,000,000
   6,600,000
INDIANA - 1.4%
Indianapolis Gas Util. Sys. (Citizens Gas & Coke) 3.55% 3/27/97 (Liquidity Facility NBD Bank, NA
Indiana CP   1,500,000  1,500,000
Portage Township School Trans. TAN 3.86% 12/31/97   650,000  650,913
   2,150,913
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
IOWA - 0.7%
Iowa School Corp. TRAN, Series 1996-97 A, 4.75% 6/27/97 (FSA Insured) $ 1,000,000 $ 1,004,448
KANSAS - 0.4%
Butler County Solid Waste Disposal Fac. (Texaco Inc.) Series 1994 A, 3.80%,
VRDN (b)   600,000  600,000
KENTUCKY - 0.5%
Cynthiana Ind. Dev. Rev. (E.D. Bullard Co. Proj.) 3.75%, LOC NationsBank,
NA, VRDN (b)   700,000  700,000
LOUISIANA - 1.1%
Plaquemines Parish Envir. Rev. Rfdg. (BP Exploration & Oil, Inc.) Series
1995, 3.75%, VRDN (b)   1,500,000  1,500,000
West Baton Rouge Parish Ind. Dist. #3 Rev. (Dow Chemical Co. Proj.)
Series 1993, 3.80%, VRDN (b)   200,000  200,000
   1,700,000
MARYLAND - 0.4%
Baltimore Econ. Dev. Rev. (Rock-Tenn Converting Co.) Series 1987, 3.70%,
LOC SunTrust Bank, Atlanta , VRDN (b)   570,000  570,000
MICHIGAN - 2.0%
Detroit School Dist. RAN 4.50% 5/1/97   1,000,000  1,001,299
Michigan Hsg. Dev. Auth. Participating VRDN, Series PT-58, 3.70%
(Liquidity Facility Credit Suisse First Boston) (b)(c)   980,000  980,000
Michigan Muni. Auth. RAN Series 1996 A, 4.50% 7/3/97   1,000,000  1,002,403
   2,983,702
MINNESOTA - 0.7%
St. Paul Hsg. and Redev. Auth. Participating VRDN, Series 1996 E, 3.75% (FSA Insured)
(Liquidity Facility Norwest Bank NA, Minnesota) (c)   1,000,000  1,000,000
MISSOURI - 1.0%
Independence Ind. Dev. Auth. (Interlock Realty Co. Proj.) 3.80%, LOC Star
Bank, NA, VRDN (b)   480,000  480,000
St. Louis TRAN 4.75% 6/30/97   1,000,000  1,003,336
   1,483,336
NEVADA - 4.1%
Clark County Ind. Dev. Rev. (Nevada Pwr. Co. Proj.) Series 1995 A, 3.70%,
LOC Barclays Bank, PLC, UK, VRDN (b)   3,250,000  3,250,000
Clark County Poll. Cont. Rev. Bonds (Southern California Edison) Series
1987 A,
3.45%, tender 3/10/97 (b)   2,000,000  2,000,000
Clark County School Dist. Participating VRDN, Series BTP-192, 3.70%
(Liquidity Facility Bankers Trust Company) VRDN (c)   1,000,000  1,000,000
   6,250,000
NEW MEXICO - 0.3%
New Mexico State Highway Commission Tax Rev. Highway Bonds Series 1996,
3.70%,
tender 2/4/97 (FSA Insured) (Liquidity Facility Canadian Imperial Bank of
Commerce)   500,000  500,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW YORK - 3.6%
Hempstead BAN 3.50% 2/28/97  $ 1,461,000 $ 1,461,229
New York City RAN Series 1996-B, 4.50% 6/30/97   4,000,000  4,012,474
   5,473,703
NORTH CAROLINA - 0.5%
Piedmont Triad Arpt. Auth. Spl. Facs. Rev. (Triad Int'l. Maintenance Corp. Proj.) Series 1989,
3.75%, LOC Mellon Bank N.A., VRDN (b)   800,000  800,000
OHIO - 1.3%
Finneytown BAN 4.38% 7/17/97   1,000,000  1,003,284
Ohio Hsg. Fin. Agcy. Participating VRDN, Series 96-6, 3.70%
 (Liquidity Facility Bank of New York, NY) (b) (c)   900,000  900,000
   1,903,284
OKLAHOMA - 2.2%
Guymon Utils. Auth. Rev. (Seaboard Proj.) Series 1995, 3.70%, LOC SunTrust
Bank Atlanta (b)   3,300,000  3,300,000
OREGON - 0.3%
Oregon Hsg. & Commty. Svcs. Dept. Mtg. Bonds (Single Family Mtg. Prog.)
Series K,
3.65%, tender 12/11/97 (b)   500,000  500,000
PENNSYLVANIA - 9.0%
Berks County Ind. Dev. Auth. Facs. Rev. (RAM Industries, Inc.) Series 1996,
3.95%,
LOC Corestates Bank, VRDN (b)   350,000  350,000
Bucks County Ind. Dev. Auth. Ind. Dev., VRDN (b):
 (Associates Proj.) Series 1993, 3.95%, LOC Corestates Bank   1,210,000
1,210,000
 (Double H Plastics Inc. Proj.) Series 1993, 3.95%, LOC Corestates Bank 2,235,000 2,235,000
Carbon County Ind. Dev. Auth. Resource Recovery Rev. Bonds (Panther Creek Partners Proj.)
Series 1991 A, 3.60%, tender 4/9/97, LOC Nat'l. Westminster Bank PLC (b) 750,000 750,000
Emmaus Gen. Auth. Local Gov't. Rev. Series 1989 D-10, 3.60%,
LOC Canadian Imperial Bank of Commerce, VRDN   1,800,000  1,800,000
Pennsylvania Econ. Dev. Fin. Auth. Rev., VRDN (b):
 (ASK Foods, Inc.) Series A-1, 3.70%, LOC PNC Bank, NA   435,000  435,000
 (Dodge-Regupol, Inc. Proj.) Series D-4, 3.70%, LOC PNC Bank, NA
1,500,000  1,500,000
 (Port Erie Plastics Proj.) Series 1989 D-9, 3.70%, LOC PNC Bank, NA 250,000 250,000
 (Sun Star, Inc. Proj.) Series 1994 A-5, 3.70%, LOC PNC Bank, NA
1,000,000  1,000,000
Pennsylvania TAN Series 1996-97, 4.50% 6/30/97   3,000,000  3,008,953
Venango Ind. Dev. Auth. Resource Recovery Rev. Bonds (Scrubgrass Proj.) Series 1990 B,
3.50%, tender 3/25/97, LOC Nat'l. Westminster Bank PLC (b)   1,000,000
1,000,000
   13,538,953
RHODE ISLAND - 1.2%
Rhode Island Ind. Fac. Corp. Ind. Dev. Rev. (NFA Corp Proj.)
3.90%, LOC Bank of Boston, VRDN (b)   1,800,000  1,800,000
SOUTH CAROLINA - 2.5%
Lexington County School Dist. Gen. Oblig. Bonds Series 1996, 5.75% 2/1/97
(FSA Insured)   1,125,000  1,125,000
Marlboro County Solid Waste Disposal Fac. (Willamette Ind. Inc. Proj.) Series 1995, 3.65%,
LOC Deutsche Bank, A.G., VRDN (b)   700,000  700,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
SOUTH CAROLINA - CONTINUED
South Carolina Econ. Dev. Rev. (Paxar Corp. Proj.) Series 1996, 3.70%,
 LOC Wachovia Bank of Georgia, VRDN (b)  $ 2,000,000 $ 2,000,000
   3,825,000
SOUTH DAKOTA - 0.3%
South Dakota Hsg. Dev. Auth. Participating VRDN, Series PA-119, 3.70%
(Liquidity Facility Merrill Lynch & Co.) (b) (c)   520,000  520,000
TENNESSEE - 5.1%
Cookeville Ind. Dev. Board Ind. Dev. Rev. (Delbar Products Inc. Proj.)
3.70%,
LOC PNC Bank, NA, VRDN (b)   800,000  800,000
Memphis-Shelby County Poll. Cont. Rev. (Birmingham Steel) Series 1996,
3.70%,
LOC PNC Bank, Kentucky, VRDN (b)   500,000  500,000
Morristown Ind. Dev. (Lakeway Container Inc. Proj.) Series 1993, 3.65%,
LOC First Tennessee Bank, NA, VRDN (b)   2,000,000  2,000,000
Tennessee Hsg. Dev. Agcy. Homeownership Prog. Bonds Series 1996-1C,
3.25%, tender 2/6/97 (b)   2,465,000  2,465,000
Tennessee Hsg. Dev. Agcy. Participating VRDN, Series PT-59B, 3.70%
(Liquidity Facility Credit Suisse First Boston) (b)(c)   1,000,000
1,000,000
Trenton Ind. Dev. Rev. (Dyersburg Fabrics Inc.) Series 1990, 3.70%,
LOC SunTrust Bank Atlanta, VRDN (b)   995,000  995,000
   7,760,000
TEXAS - 16.7%
Austin Util. Sys. Rev. Series A, 3.50% 3/20/97, LOC Morgan Guaranty Trust,
NY, CP   1,000,000  1,000,000
Brazos Harbor Ind. Dev. Corp. Bonds (Dow Chemical Corp.)
Series 1986, 3.55%, tender 4/9/97   960,000  960,000
Brazos River Harbor Navigation Dist. of Brazoria County (Dow Chemical Co. Proj.) (b):
 Bonds:
  Series 1988:
   3.50%, tender 3/6/97   1,000,000  1,000,000
   3.60%, tender 5/6/97   500,000  500,000
  Series 1992, 3.55%, tender 3/7/97   1,000,000  1,000,000
 Series 1993, 3.80%, VRDN   1,100,000  1,100,000
Cedar Hill ISD Unltd. Tax School Bldg. and Rfdg. Bonds Series 1996, 4%
8/15/97   705,000  706,098
Dallas Area Rapid Transit Sales and Tax Rev. Series A, 3.45% 3/24/97,
LOC Credit Suisse First Boston, CP   2,250,000  2,250,000
Denton Util. Sys. Rev. Rfdg. Participating VRDN, Series SG-32, 3.65%
(Liquidity Facility Societe Generale, France) (c)   1,000,000  1,000,000
Gulf Coast Waste Disposal Auth. Poll. Cont. Rev.:
 Rfdg. Bonds (Exxon Proj.) 3.45%, tender 3/20/97   2,000,000  2,000,000
 (Amoco Oil Co.) Series 1994, 3.75%, VRDN (b)   400,000  400,000
Gulf Coast Waste Disposal Auth. Rev. (Amoco Oil Co.) 3.75%, VRDN (b) 1,000,000 1,000,000
Lamarque ISD TRAN Series 1996, 4.167% 8/29/97 (d)   1,200,000  1,200,000
Mineral Wells Ind. Dev. Rev. (Ameron Inter Corp.) 3.60%,
 LOC Commerzbank, Germany, VRDN (b)   1,000,000  1,000,000
Port of Corpus Christi Ind. Dev. Corp. (Citgo Petroleum Proj.) Series 1996,
3.80%,
LOC Banque Nationale de Paris, VRDN (b)   1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
TEXAS - CONTINUED
Port of Corpus Christi Waste Rev. (Coastal Refining & Mktg.) 3.65%,
LOC Banque Nationale de Paris, VRDN (b)  $ 1,000,000 $ 1,000,000
San Antonio Hsg. Fin. Auth. Rev. (Braesview Apts. Proj.) 3.60%,
LOC Swiss Bank Corp., VRDN (b)   3,200,000  3,200,000
Texas Gen. Oblig. TRAN Series 1996, 4.75% 8/29/97   4,900,000  4,921,541
   25,237,639
UTAH - 1.0%
Salt Lake City Arpt. Rev., Series 1996 A, 3.60%, LOC Union Bank of
Switzerland, VRDN (b)   500,000  500,000
Utah Hsg. Fin. Agcy. Single-Family Mtg. Participating VRDN, Series PT-84B,
3.70%
(Liquidity Facility Rabobank Nederland, NV) (b)(c)   1,000,000  1,000,000
   1,500,000
VIRGINIA - 2.2%
Frederick County Ind. Dev. Auth. Rev. (Nat'l. Wildlife Federation Proj.) Series 1996, 3.70%,
LOC NationsBank, VRDN (b)   1,000,000  1,000,000
Louisa Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. Pwr. Co. Proj.) Series 1984,
3.50%, tender 3/20/97   1,000,000  1,000,000
Mecklenburg County Ind. Dev. Auth. Rev. (American Bldgs. Co. Proj.) 3.70%,
LOC LaSalle National Bank, VRDN (b)   1,320,000  1,320,000
   3,320,000
WASHINGTON - 2.4%
Algona Econ. Dev. Corp. Ind. Rev. (Aitchison Family Partnership) Series 1992, 3.70%,
LOC Wells Fargo Bank, VRDN (b)   2,680,000  2,680,000
Washington Gen. Oblig. Participating VRDN, Series SGB-11, 3.65%
(Liquidity Facility Societe Generale, France) (c)   1,000,000  1,000,000
   3,680,000
WEST VIRGINIA - 1.0%
Wood County Ind. Dev. Rev. (AGA Gas Inc. Proj.) Series 1988, 3.60%,
LOC Svenska Handelsbanken, VRDN (b)   1,500,000  1,500,000
WISCONSIN - 4.3%
Appleton Ind. Dev. Rev. (Pensar Corp. Proj.) Series 1993, 3.70%
LOC Bank One ,Milwaukee, VRDN (b)   840,000  840,000
City of Eau Claire Solid Waste Disp. Rev. (Pope & Talbot Proj.) Series 1994, 3.70%,
 LOC Wachovia Bank of Georgia, VRDN (b)   2,000,000  2,000,000
Racine Ind. Dev. Rev. (Burlington Graphic Sys.) Series 1994, 3.70%,
LOC Bank One, Milwaukee, VRDN (b)   1,720,000  1,720,000
River Falls Ind. Dev. Rev. (Quadion Corp. Proj.) 3.70%,
LOC First Bank, Minnesota, VRDN (b )   1,895,000  1,895,000
   6,455,000
MULTIPLE STATES - 1.6%
Clipper Participating VRDN, Series 1995 1, 3.73%
(Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)
2,153,291  2,153,291
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MULTIPLE STATES - CONTINUED
Stephens Equity Trust #3 Participating VRDN, Series 1996, 3.78%,
LOC Bayerische Hypotheken (c) $  298,975 $ 298,975
   2,452,266
OTHER - 4.0%
Municipal Central Cash Fund 3.50% 2/7/97   6,022,151  6,022,151
TOTAL INVESTMENTS - 100%   $ 150,869,508
Total Cost for Income Tax Purposes -   $ 150,869,508
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(1.) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(2.) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(3.) Provides evidence of ownership in one or more underlying municipal bonds.
(4.) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
  ACQUISITION ACQUISITION
SECURITY DATE COST
Lamarque ISD TRAN
 Series 1996,
 4.167% 8/29/97  11/18/96 $ 1,200,000
INCOME TAX INFORMATION
At July 31, 1996, the fund had a capital loss carryforward of approx-imately $25,000 of which $3,000, $2,000, $5,000 and $15,000 will expire on
July 31, 2000, 2001, 2002, and 2004, respectively.
CAPITAL RESERVES: MUNICIPAL MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value - See accompanying schedule                $ 150,869,508

Cash                                                                           21,837

Interest receivable                                                            1,075,726

 TOTAL ASSETS                                                                  151,967,071

LIABILITIES

Share transactions in process                                     $ 165,746

Distributions payable                                              5,548

Accrued management fee                                             56,371

Other payables and accrued expenses                                90,197

 TOTAL LIABILITIES                                                             317,862

NET ASSETS                                                                    $ 151,649,209

Net Assets consist of:

Paid in capital                                                               $ 151,671,200

Accumulated net realized gain (loss) on investments                            (21,991)

NET ASSETS, for 151,671,200 shares outstanding                                $ 151,649,209

NET ASSET VALUE, offering price and redemption price per share                 $1.00
($151,649,209 (divided by) 151,671,200 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)

INTEREST INCOME                                                            $ 2,522,963

EXPENSES

Management fee                                                $ 343,891

Transfer agent, accounting and custodian fees and expenses     171,757

Distribution fees                                              242,192

Non-interested trustees' compensation                          231

Registration fees                                              45,798

Audit                                                          12,096

Legal                                                          918

Miscellaneous                                                  1,030

 Total expenses before reductions                              817,913

 Expense reductions                                            (137,608)    680,305

NET INTEREST INCOME                                                         1,842,658

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                     2,573

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 1,845,231


STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS       YEAR ENDED
                                                                                ENDED JANUARY    JULY 31,
                                                                                31, 1997         1996
                                                                                (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                                      $ 1,842,658      $ 3,675,894
Net interest income

 Net realized gain (loss)                                                        2,573            (14,544)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 1,845,231        3,661,350

Distributions to shareholders from net interest income                           (1,842,658)      (3,675,894)

Share transactions at net asset value of $1.00 per share                         391,552,872      802,017,521
Proceeds from sales of shares

 Reinvestment of distributions from net interest income                          1,792,825        3,543,229

 Cost of shares redeemed                                                         (370,873,487)    (800,191,110)

 NET INCREASE (DECREASE) IN NET ASSETS AND RESULTING FROM SHARE TRANSACTIONS     22,472,210       5,369,640

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                        22,474,783       5,355,096

NET ASSETS

 Beginning of period                                                             129,174,426      123,819,330

 End of period                                                                  $ 151,649,209    $ 129,174,426


FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED    YEARS ENDED JULY 31,

      JANUARY 31, 1997


                                           (UNAUDITED)   1996        1995        1994        1993        1992

SELECTED PER-SHARE DATA

Net asset value, beginning of period       $ 1.000       $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000

Income from Investment Operations           .014          .028        .029        .018        .019        .031
Net interest income

Less Distributions

 From net interest income                   (.014)        (.028)      (.029)      (.018)      (.019)      (.031)

Net asset value, end of period             $ 1.000       $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN B                              1.36%         2.83%       2.94%       1.80%       1.96%       3.14%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)    $ 151,649     $ 129,174   $ 123,819   $ 116,497   $ 116,274   $ 68,497

Ratio of expenses to average net assets     .99% A,       .99%        .99%        .98%        .95%        .95%
                                            C            C           C           C           C           C

Ratio of net interest income to average     2.68% A       2.79%       2.89%       1.78%       1.92%       2.89%
net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS) .
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Capital Reserves: Money Market Portfolio, U.S. Government Portfolio and Municipal Money Market Portfolio (the funds) are funds of Daily Money Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the Municipal Money Market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity. EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the Municipal Money Market fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. On January 31, 1997, U.S. Government fund had a reverse repurchase agreement amounting to $5,827,793 at 4.90% outstanding. The agreement, which matured February 3, 1997, was collateralized by $6,000,000 of U.S. Treasury Bills due August 21, 1997. RESTRICTED SECURITIES. The Money Market and Municipal Money Market funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES - CONTINUED
registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $1,200,000 or 0.8% of net assets for the Municipal Money Market fund. The Money Market fund had no investments in restricted securities (excluding 144A issues).
3. JOINT TRADING ACCOUNT.
At the end of the period, the U.S. Government fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were $178,082,338 at 5.55% and $30,294,057 at 5.57%. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED JANUARY 31, 1997, DUE FEBRUARY 3, 1997 AT 5.55%
Number of dealers or banks 15
Maximum amount with one dealer or bank 16.7%
Aggregate principal amount of agreements $9,273,176,000
Aggregate maturity amount of agreements $9,277,465,517
Aggregate market value of transferred assets $9,465,984,000
Coupon rates of transferred assets 0% to 15.75%
Maturity dates of transferred assets 2/6/97 to 11/15/26
DATED JANUARY 31, 1996, DUE FEBRUARY 3, 1997 AT 5.57%
Number of dealers or banks 4
Maximum amount with one dealer or bank 28.3%
Aggregate principal amount of agreements $530,000,000
Aggregate maturity amount of agreements $530,246,038
Aggregate market value of transferred assets $541,119,817
Coupon rates of transferred assets 0%- 15.75%
Maturity dates of transferred assets 2/6/97 - 11/15/26

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
SUB-ADVISER FEE. As each fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, each fund is authorized to pay its distributor, National Financial Services Corporation (the Distributor), an affiliate of FMR, a monthly distribution fee at an annual rate of .35% of its average net assets. The Distributor may pay all or a portion of the fee to securities dealers or banks (Qualified Recipients) that have selling agreements with each fund. In addition, FMR may use its resources to pay Qualified Recipients who provide shareholder support or
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED distribution services at a maximum annual rate of up to .25% of each fund's average net assets. Qualified Recipients, including the Distributor acting in the capacity of a Qualified Recipient, may at their discretion, retain any portion of their compensation and reallocate the balance to their correspondents. For the period, FMR made payments under the Plan in the amount of $1,683,573, $271,526 and $172,040 for the Money Market, U.S. Government and Municipal Money Market funds, respectively. Of the fees paid by the funds and FMR for the period, the Distributor has reallocated to third parties $3,494,588, $570,513, and $347,387 for the Money Market, U.S. Government and Municipal Money Market funds, respectively.
TRANSFER AGENT AND ACCOUNTING FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the Money Market and U.S. Government funds. UMB Bank n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the Municipal Money Market fund. UMB has entered into a sub-contract with FIIOC to perform the activities associated with the Municipal Money Market fund's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, FIIOC received transfer and shareholder servicing agent fees amounting to $141,859 for the Municipal Money Market fund.
For the period, the transfer agent fees were equivalent to an annualized rate of .25%, .21% and .21% of average net assets for the Money Market , U.S. Government and Municipal Money Market funds, respectively.
Fidelity Service Co., Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Money Market and U.S. Government funds. UMB also has a sub-contract with FSC to maintain the Municipal Money Market fund's accounting records. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received accounting fees amounting to $23,350 for the Municipal Money Market fund.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .99% of average net assets. For the period, the reimbursement reduced expenses by $1,014,787, $219,454 and $136,557 for the Money Market, U.S. Government and Municipal Money Market funds, respectively.
In addition, each fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of each fund's expenses. During the period, the custodian fees were reduced by $381, $18 and $1,051 for the Money Market, U.S. Government and Municipal Money Market funds, respectively, under this arrangement.



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Sarah H. Zenoble, VICE PRESIDENT
Robert Litterst, VICE PRESIDENT
Leland C. Barron, VICE PRESIDENT
Scott A. Orr, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT
TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
Gerald C. McDonough *
William O. McCoy *
Thomas R. Williams *
GENERAL DISTRIBUTOR
National Financial Services Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company
Boston, MA
UMB Bank, n.a. (MUNICIPAL MONEY MARKET PORTFOLIO)
Kansas City, MO
CUSTODIANS
The Bank of New York
New York, NY
UMB Bank, n.a. (MUNICIPAL MONEY MARKET PORTFOLIO)
Kansas City, MO